SHARE CAPITAL AND OTHER RESERVES	6 Months Ended
Jun. 30, 2025
SHARE CAPITAL AND OTHER RESERVES
SHARE CAPITAL AND OTHER RESERVES

8. SHARE CAPITAL AND OTHER RESERVES

(a) Share capital

At June 30, 2025, the authorized share capital of the Company consisted of an unlimited number of common shares without par value and an unlimited number of preferred shares without par value.

(b) Other reserves

The Company’s other reserves consisted of the following:

	June 30,	December 31,
	2025	2024
Other reserve - Share options	$3,527,786	$3,326,971
Other reserve - Warrants	63,228	63,228
	$3,591,014	$3,390,199

(c) Share options

The following table summarizes the changes in share options for the six months ended June 30:

	2025		2024
		Weighted		Weighted
	Number of	average	Number of	average
	share options	exercise price	share options	exercise price
Outstanding, January 1,	3,621,666	$1.01	3,463,333	$1.06
Forfeited	(62,500)	0.77	—	—
Expired	—	—	(66,667)	2.25
Outstanding, June 30,	3,559,166	$1.03	3,396,666	$1.03

8. SHARE CAPITAL AND OTHER RESERVES (Continued)

The following table summarizes information about share options outstanding and exercisable at June 30, 2025:

	Share options outstanding		Share options exercisable
	Number of	Weighted	Number of	Weighted
	share options	average years	share options	average
Exercise prices	outstanding	to expiry	exercisable	exercise price
$0.51 - $1.00	2,992,503	2.86	2,293,753	$0.80
$2.01 - $2.50	566,663	4.04	566,663	2.20
	3,559,166	3.05	2,860,416	$1.08

Share-based compensation expense related to share options for the six months ended June 30, 2025 was $200,815 (2024 – $643,408) of which $180,368 (2024 – $561,838) has been expensed in the unaudited condensed interim consolidated statement of loss and comprehensive loss and $20,447 (2024 – $81,570) has been capitalized to E&E assets.

(d) Warrants

The following table summarizes the changes in warrants for the six months ended June 30:

	2025		2024
	Number of	Warrant	Number of	Warrant
	warrants	reserve	warrants	reserve
Outstanding, January 1,	100,000	$63,228	100,000	$59,702
Transactions during the period:
Value assigned to warrants vested - consultants	—	—	—	3,525
Outstanding, June 30,	100,000	$63,228	100,000	$63,227

At June 30, 2025, the weighted average exercise price for the outstanding warrants is $0.81 (2024 – $0.81) and the weighted average remaining life is 0.34 years (2024 – 1.34 years).